Exempt Party-in-Interest Transactions (Details) - EBP 56-1848578 006 - Employee Benefit Plan Trustee - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, administrative expense	$ 698,000
Common Stock
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	109,000	128,000
Employee benefit plan, investment acquired, excluding plan interest in master trust, cost	$ 11,359,000	$ 12,857,000
Employee benefit plan, change in net asset available for benefit, increase from dividend income on investment	$ 348,000